Basis of preparation - Financial assets and liabilities (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets in default, minimum period	90 days
Credit risk, minimum period of contractual payments past due	30 days
Minimum
Disclosure of detailed information about financial instruments [line items]
Financial instruments, contractual term	2 months
Maximum
Disclosure of detailed information about financial instruments [line items]
Financial instruments, contractual term	12 months